Commitments and Contingencies (Details Textual)	12 Months Ended
	Dec. 31, 2014 USD ($) sqft	Dec. 31, 2013 USD ($)	Dec. 31, 2012 Efficient Energy Conversion Turbomachinery USD ($)	Mar. 31, 2013 Letters of Credit EUR (€)
Commitments and Contingencies [Textual]
Unit pricing amount			$ 760,000	€ 533,000
Operating leases monthly rent expense	26,044
Operating lease useful life	24 months
Area of lease property	32,649
Rent expense, net of sublease income	365,000	211,000,000
Lease agreement description	The lease has a monthly payment of $7,780 and expires on January 1, 2015 and is month-to-month thereafter.
Provision for Loss on Contracts		$ 100,000
Lease expiration date	Dec. 31, 2016